Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income/(loss)	$ 22,686	$ (16,623)
Adjustments to reconcile net income / (loss) to net cash (used in) / provided by operating activities:
Depreciation	14,772	15,716
Amortization of deferred drydock expenditures	2,156	2,750
Share-based compensation	1,246	1,140
Loss on vessel held for sale	6,917	0
Amortization of deferred finance fees	803	1,401
Unrealized (gains) on derivatives	(900)	(80)
Foreign exchange	(34)	(44)
Profit from equity method investments	(169)	0
Deferred drydock payments	(760)	(3,330)
Changes in operating assets and liabilities:
Receivables	(31,636)	1,175
Prepaid expenses and other assets	(714)	65
Advances and deposits	1,256	(1,730)
Inventories	(7,542)	817
Accounts payable	(1,893)	(1,114)
Accrued expenses and other liabilities	3,122	(713)
Deferred revenue	(614)	976
Accrued interest on debt and finance leases	177	(89)
Net cash provided by operating activities	8,873	317
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sale of vessels	13,759	9,895
Payments for acquisition of vessels and vessel equipment	(43)	(1,057)
Advances for ballast water treatment systems	(180)	(158)
Payments for other non-current assets	(46)	(34)
Payments for equity investments	(238)	(4,998)
Net cash provided by investing activities	13,252	3,648
CASH FLOWS FROM FINANCING ACTIVITIES
Prepayment of finance lease obligation	(9,253)	0
Proceeds from long-term debt	9,811	0
Repayments of long-term debt	(21,872)	(68,512)
Proceeds from finance leases	2,880	49,000
Repayments of finance leases	(28,922)	(9,466)
Payments for deferred finance fees	0	(980)
Issuance of common stock	16,747	0
Issuance of preferred stock, net	0	23,047
Payment of preferred dividend	(1,580)	0
Net cash (used in) financing activities	(32,189)	(6,911)
Net (decrease) in cash and cash equivalents	(10,064)	(2,946)
Cash and cash equivalents at the beginning of the year	55,449	58,365
Cash and cash equivalents at the end of the period	45,385	55,419
Cash paid during the year for:
Cash paid during the period for interest in respect of debt	2,004	2,539
Cash paid during the period for interest in respect of finance leases	2,766	4,035
Cash paid during the period for operating lease liabilities	364	228
Cash paid during the period for income taxes	37	90
Non-cash investing activity: Investment in Element 1 by issuing 950,000 shares of common stock	0	5,320
Non-cash financing activity: Accrued preferred dividends	568	82
Non-cash financing activity: Receivable for net proceeds on issue of common stock	$ 983	$ 0